Convertible Note (Details)		12 Months Ended
	Jun. 09, 2025 USD ($) Installments $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jan. 03, 2025 $ / shares	Jun. 30, 2024 $ / shares	Jan. 03, 2024 $ / shares
Convertible Note (Details) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.0001	$ 1		$ 1
Number of installments (in Installments) | Installments	2
Average weighted average prices	120.00%
Debt floating rate	93%
Stock issued number of pre delivery shares (in Shares) | shares	1,248,611
Purchase of additional pre delivery shares (in Shares) | shares	213,389
Subscription amount		$ 1,380,000
Maximum principal amount percentage equal to number of common stock shares		40.00%
Warrants alternative exercise price equal to trading days immediately preceding the date of excercise		80.00%
Senior Notes [Member]
Convertible Note (Details) [Line Items]
Debt face value	$ 7,400,000
Original issue discount rate	8.00%
First Tranche Note [Member]
Convertible Note (Details) [Line Items]
Debt face value	$ 2,200,000	$ 1,500,000
Maximum principal amount percentage	40.00%	40.00%
Maximum principal amount percentage equal to number of common stock shares		40.00%
Second Tranche Note [Member]
Convertible Note (Details) [Line Items]
Debt face value	$ 2,200,000	$ 700,000
Remaining debt principal	$ 500,000
Effectiveness period	120 days
Market capitalization	$ 30,000,000
Subscription amount		$ 644,000
Third Tranche Note [Member]
Convertible Note (Details) [Line Items]
Debt face value	$ 3,000,000
Effectiveness period	180 years
Class A Ordinary Shares [Member]
Convertible Note (Details) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Class A Ordinary Shares [Member] | Senior Notes [Member]
Convertible Note (Details) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001
Warrant [Member]
Convertible Note (Details) [Line Items]
Warrants (in Shares) | shares		279,739
Warrant [Member] | First Tranche Note [Member]
Convertible Note (Details) [Line Items]
Warrants (in Shares) | shares		279,739